Capital stock - Common shares (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2019
Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	881,267	257,850
Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,115,086
Options | Expiry date January 2022 - December 2022 | Exercise Price Range One | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	97,000
Options | Expiry date January 2023 - December 2023 | Exercise Price Range Two | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	141,250
Options | Expiry date January 2024 - December 2024 | Exercise Price Range Three | Legacy Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	247,017
Options | Expiry date January 2025 - December 2025 | Exercise Price Range Four | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 3.13
Number of shares outstanding	396,000
Options | Expiry date January 2031 - June 2031 | Exercise Price Range One | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 8.84
Number of shares outstanding	721,500
Options | Expiry date January 2031 - June 2031 | Exercise Price Range Two | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 8.93
Number of shares outstanding	68,586
Options | Expiry date January 2031 - December 2031 | Exercise Price Range Three | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 2.80
Number of shares outstanding	150,000
Options | Expiry date January 2031 - December 2031 | Exercise Price Range Four | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 2.99
Number of shares outstanding	175,000
Options | Minimum | Expiry date January 2022 - December 2022 | Exercise Price Range One | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 4.40
Options | Minimum | Expiry date January 2023 - December 2023 | Exercise Price Range Two | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	2.84
Options | Minimum | Expiry date January 2024 - December 2024 | Exercise Price Range Three | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	2.10
Options | Maximum | Expiry date January 2022 - December 2022 | Exercise Price Range One | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	6.40
Options | Maximum | Expiry date January 2023 - December 2023 | Exercise Price Range Two | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	6.00
Options | Maximum | Expiry date January 2024 - December 2024 | Exercise Price Range Three | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	3.10
Deferred share units | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price	$ 1.20
Number of shares outstanding	66,667
Restricted Share Units | Expiry date January 2031 - June 2031 | Exercise Price Range Two
Disclosure of classes of share capital [line items]
Number of shares outstanding	171,017
Restricted Share Units | Expiry date January 2024 - June 2024 | Exercise Price Range One | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares outstanding	25,000